Cover	Aug. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2024
Entity Registrant Name	Power Solutions International, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35944
Entity Tax Identification Number	33-0963637
Entity Address, Address Line One	201 Mittel Drive
Entity Address, City or Town	Wood Dale
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60191
Local Phone Number	350-9400
City Area Code	630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	—
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001137091